Interest Rate Swaps (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest Rate Swaps
Notional amount	$ 230,800
Amount accelerated into other comprehensive income to earnings	424	$ 1,773	$ (729)
Current portion of derivative assets	4,927	307
Non-current portion of derivative assets		982
Cash flow hedge
Interest Rate Swaps
Notional amount	$ 71,500
Interest Rate Swap
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Average fixed-rate interest (as a percent)	0.32%
Interest Rate Swap | Designated as hedging instrument
Interest Rate Swaps
Current portion of derivative assets	$ 1,468	254
Non-current portion of derivative assets		795
Interest Rate Swap | Not designated as hedging instrument
Interest Rate Swaps
Current portion of derivative assets	3,459
Current portion of derivative liabilities		53
Non-current portion of derivative liabilities		$ 187
Interest Rate Swap | Cash flow hedge
Interest Rate Swaps
Amount of reclassification adjustments related to the interest rate swaps	$ 3,400